Tax (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income taxes paid (refund) [abstract]
Profit before tax	£ 3,556	£ 2,758
UK corporation tax thereon at 25.0% (2025: 25.0%)	(889)	(689)
Impact of surcharge on banking profits	(90)	(81)
Non-deductible costs: conduct charges	0	1
Other non-deductible costs	(30)	(49)
Non-taxable income	36	12
Tax relief on coupons on other equity instruments	54	54
Non-taxable (non-deductible) foreign exchange gains (losses)	16	(71)
Tax-exempt gains on disposals	0	2
Differences in overseas tax rates	(5)	5
Adjustments in respect of prior years	3	(2)
Tax expense	£ (905)	£ (818)
UK corporation tax rate	25.00%	25.00%